12. PROPERTY, PLANT AND EQUIPMENT (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	$ 187,982	$ 188,250
Depreciation (note 22)	(3,357)	(2,812)
Property, plant and equipment, ending	198,480	187,982
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	64,813	65,618
Additions	197	536
Amortization	(146)	(140)
Asset divestitures (note 5)		(258)
Depreciation (note 22)	(3,357)	(2,812)
Disposals	(16)	(168)
Impairment		(67)
Reclamation adjustment (note 15)	(20)	50
Foreign exchange	4,425	2,054
Property, plant and equipment, ending	65,896	64,813
Plant and equipment | Cost including CIP
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	77,422	77,258
Additions	197	536
Amortization	0	0
Asset divestitures (note 5)		(1,358)
Depreciation (note 22)	0	0
Disposals	(631)	(1,231)
Impairment		(67)
Reclamation adjustment (note 15)	(169)	(90)
Foreign exchange	5,430	2,374
Property, plant and equipment, ending	82,249	77,422
Plant and equipment | Accumulated depreciation/amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	(12,609)	(11,640)
Additions	0	0
Amortization	(146)	(140)
Asset divestitures (note 5)		1,100
Depreciation (note 22)	(3,357)	(2,812)
Disposals	615	1,063
Impairment		0
Reclamation adjustment (note 15)	149	140
Foreign exchange	(1,005)	(320)
Property, plant and equipment, ending	$ (16,353)	$ (12,609)